Capital	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Capital

12. Capital

(1) Details of common shares as of December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
		(In Korean won and number of shares)
Shares authorized		40,000,000		40,000,000		40,000,000
Par value	~~W~~	500	~~W~~	500	~~W~~	500
Number of shares issued		6,948,900		6,948,900		6,948,900
Common shares	~~W~~	3,474,450,000	~~W~~	3,474,450,000	~~W~~	3,474,450,000

(2) Details of capital surplus as of December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
		(In millions of Korean won)
Additional paid in capital	~~W~~	25,335	~~W~~	25,358	~~W~~	26,095
Other capital surplus		1,806		1,806		1,806
Total	~~W~~	27,141	~~W~~	27,164	~~W~~	27,901

(3) Details of other components of equity as of December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
		(In millions of Korean won)
Foreign currency translation adjustments, net of tax	~~W~~	138	~~W~~	(40)	~~W~~	(77)

(4) Details of retained earnings (accumulated deficit) as of December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
		(In millions of Korean won)
Unappropriated retained earnings (accumulated deficit)	~~W~~	45,405	~~W~~	13,962	~~W~~	(94)

(5) According to Gravity's Articles of Incorporation, Gravity may issue 2,000,000 shares of preferred stock without voting rights, and there are no preferred shares issued as of December 31, 2018, 2017 and 2016.